RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of compensation of key management

	Year ended December 31
	2024	2023
Salaries and short-term incentives	$3,025	$3,439
Directors’ fees	595	366
Termination benefits	434	—
Share based payments	2,019	1,895
	$6,073	$5,700